                                                                   April 1, 2002
 FUND PROFILE
T. ROWE PRICE
U.S. Treasury
Funds

 Money market and bond funds seeking the income potential and credit safety of securities issued by the U.S. government and its agencies.
This profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com. TROWEPRICELOGO

FUND PROFILE
---------------------------------------------------------
 What is each fund's objective?

   Money Fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.

   Intermediate Fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.

   Long-Term Fund The fund seeks the highest level of income consistent with maximum credit protection.


 What is each fund's principal investment strategy?

   Money Fund is managed to provide a stable share price of $1.00. The fund invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. We will not purchase any security with a maturity of more than 13 months, and the fund's weighted average maturity will not exceed 90 days.

   Intermediate Fund invests at least 85% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. The portfolio's weighted average maturity is expected to range between three and seven years. No security will have a remaining effective maturity of more than 10 years from the time of purchase.

   Long-Term Fund invests at least 85% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. The portfolio's weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.

   All funds: In addition to Treasury securities, the funds' other investments will either be (1) backed by the full faith and credit of the U.S. government (such as GNMA mortgage securities); and, for the bond funds, (2) futures and repurchase agreements collateralized by such investments; or (3) shares of a
   T. Rowe Price internal money market fund that invests exclusively in securities backed by the full faith and credit of the U.S. government.

 Table 1  Differences Among Funds
                                                                                                                          Expected
                                                                        Credit-quality              Expected share        average
  Fund                                                                  categories       Income     price fluctuation     maturity
  Money                                                                 Highest          Lower      Stable                90 days or
                                                                                                                          less
                                                                       -------------------------------------------------------------
  Intermediate                                                          Highest          Moderate   More than Money,      3 to 7
                                                                                                    less than Long-Term   years
                                                                       -------------------------------------------------------------
  Long-Term                                                             Highest          Higher     High                  15 to 20
                                                                                                                          years
 -----------------------------------------------------------------------------------------------------------------------------------

FUND PROFILE
---------------------------------------------------------
   Each fund may sell holdings for a variety of reasons, such as to adjust a portfolio's average maturity, or to shift assets into higher-yielding securities.

   Further information about each fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.


 What are the main risks of investing in the funds?

   Money Fund should have little or no credit risk because it invests only in securities backed by the federal government, the most creditworthy issuer of fixed-income instruments, and other investments involving such securities. (Credit risk is the chance that a fund's holdings will have their credit ratings downgraded or that their issuers will default, that is, fail to make scheduled interest and principal payments.)

   There is little risk of principal loss because the fund is managed to maintain a constant $1.00 share price. However, price stability is not guaranteed, and there is no assurance that the fund will avoid principal losses if interest rates rise sharply in an unusually short period. It is possible to lose money by investing in the fund. In addition, the fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   Intermediate and Long-Term Funds should also have minimal credit risk because they invest only in securities backed by the federal government and other investments involving such securities. The primary source of risk is the possibility of rising interest rates, which generally cause bond prices and a fund's share price to fall. The long-term fund is subject to the greatest price swings because the longer the maturity, the greater the price decline when rates rise and the greater the price increase when rates fall.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  . The income level of the funds will fluctuate with changing market conditions and interest rate levels. The bond funds' share prices will also fluctuate; when you sell your shares, you may lose money.


 How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The Money Fund may be appropriate for you if the stability and accessibility of your investment are more important to you than the opportunity for higher income or total return. The Intermediate and Long-Term Funds may be appropriate if you seek an attractive level of income and are will-

FUND PROFILE
---------------------------------------------------------
   ing to accept the risk of a loss of principal when interest rates rise. The Long-Term Fund should have the highest income and potential return over time, but also the greatest risk of price declines.

   Each fund can be used in both regular and tax-deferred accounts, such as IRAs.

  . The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.


 How has each fund performed in the past?

   The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

   The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

   In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor's situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.


                             Calendar Year Total Returns
     Fund            "92"    "93"     "94"    "95"    "96"    "97"   "98"   "99"    "00"    "01"
 ---------------------------------------------------------------------------------------------------
  Money           3.24    2.51    3.53    5.25    4.76    4.86    4.80   4.29     5.55  3.77
  Intermediate   6.27    7.99   -2.25   15.89   2.37   8.17   10.18  -3.22   12.17  7.52
  Long-Term     5.82   12.92  -5.75   28.60  -2.37  14.73  12.82  -8.75   19.11   3.42
 --------------------------------------------------------------------------------------------------


 Money Fund            Quarter ended    Total return
  Best quarter               3/31/91           1.45%
  Worst quarter             12/31/01           0.59%

 Intermediate Fund     Quarter ended    Total return
  Best quarter               9/30/98           6.82%
  Worst quarter              3/31/92          -2.14%

FUND PROFILE
---------------------------------------------------------

 Long-Term Fund        Quarter ended    Total return
  Best quarter               6/30/95          10.15%
  Worst quarter              3/31/96          -7.28%

FUND PROFILE
---------------------------------------------------------

 Table 2  Average Annual Total Returns
                                            Periods ended 03/31/02
                                        1 year     5 years     10 years
 --------------------------------------
  Money Fund                             2.84%      4.49%       4.19%
  Lipper U.S. Treasury Money Market
  Funds Average                          2.40       4.36        4.15
  Intermediate Fund
  Returns before taxes                   3.39%      6.76%       6.50%
  Returns after taxes on
  distributions                          1.54       4.47        4.15
  Returns after taxes on
  distributions and sale of fund
  shares                                 2.06       4.32        4.08
  Salomon Smith Barney 1-7 Year
  Treasury Index                         4.97       6.78        6.62
  Lipper Intermediate U.S. Treasury
  Funds Average                          3.84       6.71        6.65
  Long-Term Fund
  Returns before taxes                   1.07%      8.19%       7.74%
  Returns after taxes on
  distributions                         -0.94       5.75        5.05
  Returns after taxes on
  distributions and sale of fund
  shares                                 0.66       5.42        4.92
  Salomon Smith Barney Treasury Index    3.36       7.32        7.20
  Lipper General U.S. Treasury Funds     1.51       7.54        7.37
  Average
 ------------------------------------------------------------------------------


 Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. The Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period end, and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

 Money funds are not required to show after-tax returns.


 What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

FUND PROFILE
---------------------------------------------------------

 Table 3  Fees and Expenses of the Funds*
                                                   Annual fund operating expenses
                                           (expenses that are deducted from fund assets)
                                                                         Total annual fund
  Fund                                   Management fee  Other expenses  operating expenses
 ----------------------------------------                -----------------------------------------

  Money                                      0.32%           0.17%             0.49%
                                         ----------------------------------------------------
  Intermediate                               0.37            0.28              0.65
                                         ----------------------------------------------------
  Long-Term                                  0.37            0.26              0.63
 -------------------------------------------------------------------------------------------------


 * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

     Fund                                                         1 year   3 years   5 years   10 years
    ----------------------------------------------------------------------------------------------------------
     Money                                                          $50      $157      $274      $616
                                                                  ---------------------------------------
     Intermediate                                                    66       208       362       810
                                                                  ---------------------------------------
     Long-Term                                                       64       202       351       786
    ----------------------------------------------------------------------------------------------------------



 Who manages the funds?

   The funds are managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Edward A. Wiese manages the Money Fund day-to-day and has been chairman of its Investment Advisory Committee since 1990. He joined T. Rowe Price in 1984 and has been managing investments since 1985.

   Cheryl A. Mickel manages the Intermediate Fund day-to-day and has been chairman of its Investment Advisory Committee since 1998. She joined T. Rowe

   Price in 1989 and has been managing investments since 1997.

   Jerome A. Clark manages the Long-Term Fund day-to-day and has been chairman of its Investment Advisory Committee since 1998. He joined T. Rowe Price in 1992 and has been managing investments since 1993.

                                                                               7

FUND PROFILE
---------------------------------------------------------
 To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan's toll-free number for additional information. Also note that this profile may include funds not available through your plan.


 How can I purchase shares?

   Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.


 When will I receive income and capital gain distributions?

   Each fund distributes income monthly and net capital gains, if any, at year-end. Normally there are no capital gain distributions for money market funds. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses; . automated information and transaction services by telephone or computer; . electronic transfers between fund and bank accounts; . automatic investing and automatic exchange; . brokerage services; and . asset manager accounts.

FUND PROFILE
---------------------------------------------------------

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
www.troweprice.com
LOGO
                                                                     RPS C07-035
 T. Rowe Price Investment Services, Inc., Distributor